Shareholder Fees {- Fidelity Preferred Securities & Income ETF}	Dec. 30, 2021 USD ($)
10.31 Fidelity Preferred Securities & Income ETF Pro-02 | Fidelity Preferred Securities & Income ETF
Shareholder Fees:
(fees paid directly from your investment)	none